UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ X ]; Amendment Number:  2
  This Amendment (Check only one): [ ] is a restatement
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA 95052-8119

Form 13F File Number:  28-5160

Person Signing this Report on Behalf of Reporting Manager:

Arvind Sodhani, Vice President and Treasurer (408) 765-1240

 ---------------------------------------------------------------
   ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and
                        15 U.S.C. 78ff(a)
 ---------------------------------------------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:


/S/Arvind Sodhani    Santa Clara, California  October 3, 2001
-------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                      Form 13F SUMMARY PAGE

              REPORTING MANAGER:  INTEL CORPORATION

Report Summary:

Number of Other Included Managers:        -2-

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $2,207


*Confidential Treatment Requested: Confidential information has been omitted from this Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.  MORGAN STANLEY DEAN WITTER & CO., File No: 28-3432

2.  HEWLETT PACKARD & CO. INC., File No: 28-2187

                                                                                                                      3/31/00
                           FORM 13F INFORMATION TABLE
                      REPORTING MANAGER:  INTEL CORPORATION

                                                       ITEM 4:   ITEM 5:
                                                        FAIR      SHARES                                        ITEM 8:
                                  ITEM 2:   ITEM 3:    MARKET       OR          ITEM 6:                     VOTING AUTHORITY
            ITEM 1:               TITLE OF   CUSIP      VALUE   PRINCIPAL SH/ INVESTMENT     ITEM 7:      (A)       (B)     (C)
         NAME OF ISSUER            CLASS     NUMBER     (000)     AMOUNT  PRN DISCRETION    MANAGERS     SOLE     SHARED    NONE
LINEAR TECHNOLOGY CORP                 COM 535678106        556    10,100  SH    SOLE                      10,100
VERITAS SOFTWARE CO                    COM 923436109      1,651    12,600  SH    SOLE                      12,600

                     FAIR MARKET VALUE (page only):       2,207

                    FAIR MARKET VALUE REPORT TOTAL:       2,207


*Confidential Treatment Requested
